SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 96.9%
Education/Student Loan - 15.6%
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	1,006,960
Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,237,662
Baytown Township Rev. (St. Croix Prep)	1,935,000	4.25	8/1/46	1,940,089
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	500,000	3.50	7/1/27	506,165
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	922,653
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,108,019
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,759,467
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	631,154
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	285,000	4.00	7/1/21	289,665
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	304,151
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	613,324
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	522,245
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	920,211
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	642,360
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,072,010
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	580,000	4.50	8/1/26	609,760
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	1,059,850
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	750,000	5.50	8/1/36	787,575
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	625,000	5.00	7/1/31	673,250
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,066,320
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	1,028,910
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,878,440
Hugo Charter School Lease Rev. (Noble Academy Proj.)	460,000	4.00	7/1/21	466,343
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	789,337
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,031,760
Independence Charter School Lease Rev. (Beacon Academy Proj.)	495,000	4.25	7/1/26	502,598
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	756,622
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,200,000
Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	875,000	4.00	7/1/26	893,288
Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) [4]	270,000	6.25	3/1/21	260,364
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	585,000	4.00	12/1/31	555,083
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,398,476
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	1,028,810
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	1,037,570
MN Higher Education Fac. Auth. Rev. (Augsburg College)	1,925,000	4.25	5/1/40	1,759,874
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,269,216
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	3,500,000	5.00	5/1/47	3,641,645
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	963,880
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	2,011,378
MN Higher Education Fac. Auth. Rev. (College of St. Scholastica)	1,100,000	4.00	12/1/40	1,106,952
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,321,662
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	556,725
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	553,225
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	551,440
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	400,000	4.00	10/1/35	435,756
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	541,415
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,351,159
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	10/1/41	826,080
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,750,000	4.00	10/1/44	3,007,648
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	852,022
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	1,015,776

JUNE 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Office of Higher Education Rev. [8]	3,000,000	2.65	11/1/38	2,938,350
MN Office of Higher Education Rev. [8]	5,000,000	4.00	11/1/37	5,425,700
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,324,075
Olmsted Co. Hsg. & Redev. Auth. Rev. (Schaeffer Academy Proj.)	504,162	4.98	4/25/27	504,172
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	400,727
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,923,112
Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,400,000	5.00	8/1/22	3,473,508
Rochester Rev. (Math & Science Academy)	1,430,000	5.13	9/1/38	1,484,469
Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	495,615
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	1,012,870
St. Cloud Charter School Lease Rev. (Stride Academy Proj.) [2]	350,000	3.00	4/1/21	238,000
St. Cloud Charter School Lease Rev. (Stride Academy Proj.) [2]	1,850,000	5.00	4/1/36	1,258,000
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	769,965
St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,245,450
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	751,875
St. Paul Hsg. & Redev. Auth. (German Immersion School)	360,000	4.00	7/1/23	367,070
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	889,217
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	513,850
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,065,000	4.25	12/1/23	1,102,701
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,560,000
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	404,379
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	746,806
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,137,043
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	1,395,000	4.00	7/1/25	1,441,063
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	994,795
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	587,556
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	870,000	5.00	7/1/55	914,379
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	285,000	4.75	9/1/22	288,748
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	500,000	5.00	9/1/27	506,450
St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	270,000	5.70	9/1/21	277,692
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	628,188
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	1,026,660
St. Paul Hsg. & Redev. Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,096,800
St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	712,880
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	627,114
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	1,031,940
University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,208,710
Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,610,000	4.00	9/1/23	1,511,291
Woodbury Charter School Lease Rev. (MSA Building)	355,000	5.00	12/1/27	366,672
Woodbury Charter School Lease Rev. (MSA Building)	225,000	5.00	12/1/32	231,806

				98,686,042

Escrowed To Maturity/Prerefunded - 1.4%
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,455,078
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	802,388
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,069,850
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,479,063

				8,806,379

General Obligation - 10.1%
Brainerd Independent School District No. 181	1,000,000	4.00	2/1/42	1,132,660
Brainerd Independent School District No. 181	4,000,000	4.00	2/1/43	4,523,280
Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,452,400

2

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Cloquet Independent School District No. 94	4,250,000	4.00	2/1/36	4,619,197
Elk River Independent School District No. 728	7,000,000	3.00	2/1/40	7,380,100
Fosston Independent School District No. 601	250,000	4.00	2/1/36	281,120
Fosston Independent School District No. 601	1,000,000	4.00	2/1/38	1,118,830
Long Prairie G.O. [8]	750,000	4.00	2/1/37	820,358
Minneapolis Capital Improvement	4,000,000	4.00	12/1/43	4,542,840
Minneapolis Capital Improvement	2,000,000	4.00	12/1/46	2,250,460
Minneapolis G.O.	5,000,000	3.00	12/1/42	5,261,700
Minneapolis Special School District No. 1	1,000,000	4.00	2/1/40	1,169,190
Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	2,207,648
Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	926,860
Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,786,180
Roseville Independent School District No. 623	930,000	4.00	2/1/35	1,058,414
Roseville Independent School District No. 623	4,895,000	4.00	2/1/36	5,552,203
South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,689,100
St. Francis Independent School District No. 15	550,000	4.00	2/1/35	583,693
St. Francis Independent School District No. 15	750,000	4.00	2/1/36	794,828
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,237,376
Worthington Independent School District No. 518	1,000,000	3.00	2/1/37	1,059,930
Worthington Independent School District No. 518	500,000	3.00	2/1/40	525,525

				63,973,892

Hospital/Health Care - 15.4%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,160,606
Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,351,305
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,212,580
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	277,910
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	537,940
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	350,000	4.00	9/1/39	275,954
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	500,000	5.00	9/1/44	450,115
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,063,680
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,077,820
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	999,050
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/34	999,020
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/38	998,790
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,900,000	5.75	8/1/30	1,753,396
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	951,258
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	575,000	4.75	6/15/22	597,758
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,700,048
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,123,640
Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,176,317
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,258,321
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	464,695
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,704,414
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	4,175,000	4.00	5/1/37	4,445,624
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	956,084
Maple Grove Health Care System Rev. (Memorial Health Care)	1,275,000	4.00	9/1/35	1,350,454
Minneapolis Health Care System Rev. (Fairview Health Services)	3,000,000	4.00	11/15/37	3,302,880
Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/38	1,097,930
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,944,675
Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,901,350
Minneapolis Rev. Ref. (Walker Campus)	595,000	4.50	11/15/20	594,316
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	537,130

JUNE 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,513,440
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,016,770
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	8,398,950
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	7,016,400
Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	1,500,000	5.88	7/1/30	1,505,205
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	844,100
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,488,632
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,712,850
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	544,500
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,231,688
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	588,310
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,033,775
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	822,442
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	4,303,160
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,145,790
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,505,024
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,285,360
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	521,267
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	750,180
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	1,996,361
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	500,075
St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	1,809,970	5.63	10/1/33	1,810,459
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	910,000	4.25	8/1/24	902,911
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,001,790
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	546,853	6.00	9/1/25	10,937
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	525,820	6.50	9/1/34	10,516

				97,725,952

Industrial/Pollution Control - 0.6%
International Falls Rev. (Boise Cascade Corp. Proj.)	695,000	5.65	12/1/22	685,082
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,109,200
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	1,121,500
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	930,550

				3,846,332

Insured - 0.4%
Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	534,900
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	55,000	4.00	3/1/22	55,132
Puerto Rico Public Improvement G.O. (AGM Insured) [11]	750,000	5.13	7/1/30	755,212
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,016,910

				2,362,154

Multifamily Mortgage - 21.1%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	695,000	3.50	11/1/20	694,270
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	315,000	4.00	11/1/21	315,391
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	984,960
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,022,910
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	451,770
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	436,135
Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	2,022,540
Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,529,280
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,100,000	4.00	1/1/25	998,228
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	500,000	4.00	1/1/25	424,335
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,235,000	4.00	1/1/26	1,097,853

4

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	4.00	1/1/30	823,020
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	660,000	4.13	1/1/28	507,830
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,500,000	4.25	1/1/37	1,116,870
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,775,000	4.38	1/1/47	1,910,005
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	3,000,000	5.00	1/1/47	1,857,720
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,530,000	6.75	1/1/27	1,362,694
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	7.00	1/1/37	788,890
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	2,746,380
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	540,000	5.13	7/1/25	507,433
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,645,000	5.75	7/1/35	1,427,037
Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,190,037
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	565,000	6.00	1/1/27	566,006
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	776,970
City of Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,470,285
Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	1,020,000	5.00	8/1/38	999,743
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	882,980
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	851,180
Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,360,850
Dakota Co. Community Dev. Agy. (Glen at Valley Creek Proj.)	1,400,000	4.50	8/1/36	1,243,536
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,669,085
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	757,635
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	501,445
Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,197,870
Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,438,206	3.75	11/1/34	3,852,613
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	224,712
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.25	7/1/39	880,690
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.45	7/1/44	873,050
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	490,980
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	5.00	7/1/49	952,970
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,769,452
Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	5,000,000	2.35	2/1/38	5,032,250
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,053,235
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	370,912
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,473,120
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	1,000,000	4.75	8/1/43	972,630
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	503,105
Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,934,592	3.00	11/1/34	2,011,240
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	250,000	5.05	8/1/31	258,888
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	2,560,000	5.25	8/1/40	2,565,914
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	1,760,000	5.45	8/1/41	1,818,133
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,081,360
MN Hsg. Fin. Agy. Rev.	270,000	4.00	8/1/29	305,297
MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	285,480
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	371,337
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	370,332
MN Hsg. Fin. Agy. Rev.	515,000	4.00	8/1/39	590,422
MN Hsg. Fin. Agy. Rev.	535,000	4.00	8/1/40	611,735
MN Hsg. Fin. Agy. Rev.	815,000	4.00	8/1/41	929,027
MN Hsg. Fin. Agy. Rev. (State Appropriation)	250,000	4.00	8/1/33	287,490
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,300,440
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,147,630
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	271,088
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	948,350

JUNE 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	232,560
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,383,675
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,999,900
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,593,645
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,037,370
Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	875,000	5.00	4/1/34	825,046
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	325,000	5.00	11/1/27	327,750
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	330,000	5.00	11/1/32	332,284
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	500,000	5.00	11/1/42	502,145
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	1,934,302
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,144,535
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,015,190
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,800,000	5.00	8/1/48	1,803,132
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	743,616
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,582,200
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	257,965
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,160,040
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	475,000	4.00	9/1/20	474,800
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,275,000	5.00	9/1/42	1,233,448
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,146,464
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,000,000	5.25	9/1/30	1,001,340
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,158,514
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,616,204
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	265,872
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,125,560
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	641,932
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,125,000	4.25	7/1/44	922,005
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,360,425
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,185,000	4.25	12/1/27	2,172,567
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,411,664
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	685,000	5.20	11/1/22	677,712
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	926,960
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,191,295
St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,014,920
St. Paul Park Hsg. Rev. (Buffalo Senior Housing Proj.)	1,115,000	5.00	10/1/38	1,049,984
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,025,990
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,614,619
St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	700,000	5.00	3/1/40	665,469
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	876,800
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,422,090
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	1,031,670
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,825,268
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	250,000	5.00	11/1/49	238,168
Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,606,790

				133,670,940

Municipal Lease [9] - 5.0%
Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	626,088
Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,222,199
Chaska Economic Dev. Auth. Lease Rev.	690,000	4.00	2/1/33	759,241
Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	547,740
Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,147,420
Duluth Independent School District No. 709	750,000	4.20	3/1/34	700,950

6

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Duluth Independent School District No. 709	2,000,000	5.00	2/1/25	2,356,000
Duluth Independent School District No. 709	785,000	5.13	3/1/29	750,750
Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,090,820
Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	541,160
Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,164,734
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,681,635
Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,017,440
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,778,613
Minnetonka Independent School District No. 276	450,000	4.00	3/1/30	504,639
Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	360,788
Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	331,242
Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	422,240
Minnetonka Independent School District No. 276	500,000	4.50	1/1/41	554,140
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	750,000	3.88	8/1/38	829,950
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	1,040,000	4.00	8/1/36	1,186,775
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	580,000	4.00	8/1/37	659,866
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	945,000	4.00	8/1/40	1,066,924
MN Hsg. Fin. Agy. Rev. (State Appropriation)	300,000	5.00	8/1/35	335,238
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,159,990
Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,099,030
Plymouth Intermediate District No. 287	535,000	3.00	5/1/32	567,159
Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	520,779
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	677,034
Rochester Economic Dev. Auth. Rev.	1,000,000	2.13	2/1/38	1,005,570
Southern Plains Education Cooperative No. 915	1,215,000	4.00	2/1/37	1,121,190
Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	968,980
St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	812,078
Waconia Independent School District No. 110	500,000	5.00	2/1/37	576,150
Winona School District No. 861 Lease Purchase	224,196	6.04	8/1/24	224,404
Wright Co.	1,350,000	3.00	12/1/39	1,456,623

				31,825,579

Municipal Money Market - 0.9%
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	5,400,000	0.11	12/1/27	5,400,000

Other Revenue Bonds - 4.0%
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	4.00	11/1/41	1,079,460
Crystal Governmental Fac. Rev.	352,603	5.10	12/15/26	335,001
Milaca Rev. (Edina Headquarters Proj.)	250,000	5.00	2/1/44	219,228
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	180,063
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	135,120
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	267,658
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	321,405
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	171,469
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	202,162
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	261,040
MN Development Rev. Limited Tax Supported Comm. Board	1,000,000	6.00	12/1/40	1,022,830
MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,047,740
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	788,000	5.00	2/15/27	778,355
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,872,465
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	675,000	5.00	2/1/23	675,236
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	779,000	6.38	2/15/28	780,278
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	370,000	6.75	3/1/28	370,192
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	695,000	6.50	3/1/29	695,653

JUNE 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	899,000	7.00	2/15/28	900,357
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	688,000	7.50	2/15/28	688,585
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,877,674
St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	3,000,000	5.00	12/1/36	3,011,430
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	540,485
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,767,600

				25,201,486

Public Facilities - 0.2%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,410,700

Sales Tax Revenue - 1.2%
American Samoa Economic Development Authority Rev. 4, [11]	900,000	6.00	9/1/23	955,494
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	2,327,760
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	2,983,365
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,639,386

				7,906,005

Single Family Mortgage - 18.4%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	945,000	4.45	12/1/32	949,801
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	310,000	4.63	12/1/30	310,294
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	485,000	4.88	12/1/33	491,475
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	31,610	5.13	12/1/40	31,792
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	13,362	5.30	12/1/39	13,373
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	375,000	4.45	12/1/27	381,060
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	435	5.00	12/1/38	435
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	39,101	5.25	12/1/40	39,328
MN Hsg. Fin. Agy. Homeownership Fin.	2,000,000	2.35	6/1/50	2,025,360
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	2,830,000	4.40	7/1/32	2,902,844
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,347,085	2.47	1/1/50	2,391,093
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,308,853	3.15	6/1/49	2,390,887
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,172,041	3.30	3/1/48	4,327,032
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,414,839	3.30	5/1/48	3,541,701
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,698,690	3.45	3/1/49	1,756,666
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,693,602	3.60	1/1/49	1,757,332
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,556,178	3.75	11/1/48	1,623,001
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,455,000	4.45	7/1/31	2,520,990
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,300,000	4.70	1/1/31	1,339,507
MN Hsg. Fin. Agy. Residential Hsg. Rev.	1,430,000	3.30	7/1/29	1,570,598
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,310,000	3.63	7/1/25	1,330,305
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,710,000	3.90	7/1/30	1,768,619
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,070,000	2.45	7/1/34	3,147,518
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	9,855,000	2.55	7/1/39	9,999,868
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,800,000	2.70	7/1/44	3,862,662
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	7,210,000	2.75	7/1/44	7,350,379
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,750,000	2.80	1/1/44	4,873,262
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	805,000	3.10	7/1/35	861,479
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	900,000	3.15	1/1/37	961,803
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,175,000	3.30	1/1/30	1,306,706
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	825,000	3.30	7/1/33	911,180
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,185,000	3.30	1/1/34	6,821,313
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,460,000	3.35	7/1/29	1,489,317
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,160,000	3.40	7/1/38	1,253,218
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,635,000	3.50	1/1/32	7,079,943

8

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,095,000	3.60	7/1/31	4,283,452
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,065,000	3.60	7/1/33	2,150,904
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,670,000	3.63	7/1/32	1,845,851
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,325,000	3.65	7/1/37	3,651,482
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	835,000	3.80	1/1/33	948,769
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,640,000	3.80	7/1/38	4,822,677
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,195,000	3.90	7/1/43	4,352,984
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	95,000	4.00	7/1/40	96,761
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,460,000	4.00	1/1/48	1,585,735
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,400,000	4.00	7/1/48	3,709,910
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	460,000	5.00	1/1/31	464,089
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	3,000,000	3.70	1/1/31	3,327,690
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	1,065,000	4.00	1/1/47	1,136,398
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	850,000	4.00	1/1/41	894,812

				116,653,655

Transportation - 0.3%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,228,480
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	668,778

				1,897,258

Utility - 2.3%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,240,720
MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	554,270
MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,379,450
MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,270,061
MN Municipal Power Agy. Electric Rev.	1,000,000	5.25	10/1/35	1,011,740
Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	762,790
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	598,755
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,180,780
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	946,269
St. Paul Hsg. & Redev. Auth.	880,000	4.00	10/1/31	1,010,909
St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	737,945
St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	894,712
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,305,550
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	720,018

				14,613,969

Total Municipal Bonds (cost: $603,818,456)				613,980,343

Investment Companies - 1.0%
Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436			4,230,615
Nuveen Minnesota Municipal Income Fund (NMS)	159,408			2,268,376

Total Investment Companies (cost: $7,237,880)				6,498,991

Total Investments in Securities - 97.9% (cost: $611,056,336)				620,479,334
Other Assets and Liabilities, net - 2.1%				13,288,175

Total Net Assets - 100.0%				$633,767,509

JUNE 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2020 was $1,517,453 and represented 0.2% of net assets.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2020 was $13,087,550 and represented 2.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2020 was $21,453 and represented 0.0% of net assets.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2020, 3.5% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2020 was $31,825,579 and represented 5.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2020 was $15,918,499 and represented 2.5% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	613,980,343	—	613,980,343
Investment Companies	6,498,991	—	—	6,498,991

	6,498,991	613,980,343	—	620,479,334

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

10